Segment data (Statements of Income - Non-financial Services and Financial Services Businesses) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	¥ 29,929,992	¥ 30,225,681	¥ 29,379,510
Costs and expenses
Selling, general and administrative	2,964,759	2,976,351	3,090,495
Total costs and expenses	27,487,123	27,758,136	26,979,648
Operating income	2,442,869	2,467,545	2,399,862
Other income (expense), net	111,738	(182,080)	220,567
Income before income taxes and equity in earnings of affiliated companies	2,554,607	2,285,465	2,620,429
Provision for income taxes	683,430	659,944	504,406
Equity in earnings of affiliated companies	271,152	360,066	470,083
Net income	2,142,329	1,985,587	2,586,106
Less - Net income attributable to noncontrolling interests	(66,146)	(102,714)	(92,123)
Net income attributable to Toyota Motor Corporation	2,076,183	1,882,873	2,493,983
Eliminations
Costs and expenses
Net income attributable to Toyota Motor Corporation	32	23	(2)
Non Financial Services Businesses
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	27,775,932	28,133,676	27,448,165
Costs and expenses
Cost of revenues	23,143,209	23,400,550	22,613,450
Selling, general and administrative	2,483,501	2,591,249	2,721,362
Total costs and expenses	25,626,710	25,991,799	25,334,812
Operating income	2,149,222	2,141,877	2,113,353
Other income (expense), net	130,259	(161,608)	222,326
Income before income taxes and equity in earnings of affiliated companies	2,279,481	1,980,269	2,335,679
Provision for income taxes	618,252	580,031	738,763
Equity in earnings of affiliated companies	260,149	357,527	467,718
Net income	1,921,378	1,757,765	2,064,634
Less - Net income attributable to noncontrolling interests	(67,559)	(97,500)	(89,533)
Net income attributable to Toyota Motor Corporation	1,853,819	1,660,265	1,975,101
Financial Services Business
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	2,190,559	2,153,547	2,017,008
Costs and expenses
Cost of revenues	1,395,211	1,418,636	1,320,348
Selling, general and administrative	503,165	412,090	411,114
Total costs and expenses	1,898,376	1,830,726	1,731,462
Operating income	292,183	322,821	285,546
Other income (expense), net	(17,103)	(17,658)	(794)
Income before income taxes and equity in earnings of affiliated companies	275,080	305,163	284,752
Provision for income taxes	65,164	79,903	(234,356)
Equity in earnings of affiliated companies	11,003	2,539	2,365
Net income	220,919	227,799	521,473
Less - Net income attributable to noncontrolling interests	1,413	(5,214)	(2,589)
Net income attributable to Toyota Motor Corporation	¥ 222,332	¥ 222,585	¥ 518,884